Property and Equipment, Net - Schedule of Property and Equipment, at Cost Less Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	$ 6,885,168	$ 6,753,901
Less: accumulated depreciation	(4,252,122)	(3,963,010)
Property and equipment, net	2,633,046	2,790,891
Buildings [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	3,987,807	4,005,600
Computer and office equipment [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	151,668	158,033
Machinery and equipment [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	1,807,141	1,817,171
Vehicles [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	806,036	773,097
Construction in process [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	$ 132,516